Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

6) Leases

The Company determines if an arrangement contains a lease at inception. Right of use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company is currently operating from two office locations leased by its Parent. The Company does not have any signed lease agreement in its name. The Company’s principal facility is located in Pleasanton, CA and has another facility in East Brunswick, NJ. The lease expires in 2022. Rent expenses were $180 and $180 for the twelve months ended December 31, 2022 and December 31, 2021, respectively.

The Company utilized a portfolio approach in determining the discount rate. The portfolio approach takes into consideration the range of the term, the range of the lease payments, the category of the underlying asset and the Company’s estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company also considered its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred.

The components of lease expenses were as follows.

Particulars	December 31, 2022	December 31, 2021
	(In thousands)
Opening Balance	$176	$—
Additions		344
Finance cost accrued during the year	4	13
Payment of lease liability	180	181
Closing Balance	$—	$176

Supplemental balance sheet information related to leases was as follows:

Year Ended December 31, 2022
Leases
ROU assets	$—
lease liabilities, included in current liabilities	—
lease liabilities, included in long-term liabilities	—
Total lease liabilities	$—

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2022
(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from leases	$180
ROU assets obtained in exchange for lease liabilities:	344
Leases
Weighted average remaining lease term (in months):	12
Weighted average discount rate:	4.75%

Total future minimum payments required under the lease obligations as of December 31, 2022 are as follows:

2023	$—
Total Lease payments	—
Less: Amount Representing Interest	—
Total lease obligation	$—